Annual Total Returns [BarChart] - LVIP MFS International Growth Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(9.87%)
2012	19.40%
2013	13.61%
2014	(5.05%)
2015	1.29%
2016	1.66%
2017	31.86%
2018	(8.24%)
2019	27.56%
2020	14.54%